Accumulated Other Comprehensive (Loss) Income - Schedule of Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pretax	$ (637)	$ (967)
Income Taxes	146	232
Net of Income Taxes	(491)	(735)
Unrealized loss on securities available for sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pretax	(752)	(972)
Income Taxes	175	233
Net of Income Taxes	(577)	(739)
Unrealized loss on securities available for sale transferred to held to maturity
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pretax	(7)	(8)
Income Taxes	2	2
Net of Income Taxes	(5)	(6)
Defined benefit pension items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Pretax	122	13
Income Taxes	(31)	(3)
Net of Income Taxes	$ 91	$ 10